Note 6 - Notes and Other Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Debt [Table Text Block]
	June 30, 2012	December 31 2011

Notes payable, 18% interest, (12% prepaid with stock and 6% payable in cash at maturity) maturing in February - May 2013, collateralized by the Company’s receivables from the US Army contract	$405,000	$-
8-12 % uncollateralized demand notes maturing May 2013	50,000	-
6 % uncollateralized demand notes maturing December 2012 - April 2013	60,000	30,000
Total current non related party notes (accrued interest is included in accrued liabilities)	$515,000	$30,000

	2011	2010

6% uncollateralized $5,000 demand note (*)	$-	$5,000
6% uncollateralized $25,000 demand note	25,000	-
6% uncollateralized $5,000 demand note	5,000	-
Total current non related party note	$30,000	$5,000
(accrued interest is included in accrued liabilities)

	June 30, 2012	December 31, 2011
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$11,285
6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	465,266	427,332
6% non-collateralized loan from officer and shareholder, payable on demand. The original principal balance was $137,101.	66,364	66,364
Accrued Interest	193,512	173,290
Total current related party notes, inclusive of accrued interest	$736,427	$678,271

	2011	2010
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$-

6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	427,332	444,209

6% non-collateralized loan from officer and shareholder, payable on demand. The original principle balance was $137,101.	66,364	86,264

Accrued Interest	173,290	129,104

Total current related party notes, inclusive of accrued interest	$678,271	$659,577